FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details)	12 Months Ended
Dec. 31, 2023
Currency risk | United States of America, Dollars
Net exposure of assets and liabilities in foreign currency
Percentage of US denominated financial liabilities with derivative cross currency swaps	100.00%